Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Purchase Price Allocation
The following tables summarize (in thousands) the purchase price allocations for the acquisitions of Apex Systems and CyberCoders:

	2013 Acquisition	2012 Acquisition
	CyberCoders	Apex Systems
Current assets	$11,329	$172,042
Property and equipment	3,327	902
Goodwill	69,018	264,590
Identifiable intangible assets	37,860	251,555
Other	915	494
Total assets acquired	$122,449	$689,583

Current liabilities	$9,022	$77,905
Other	16,839	850
Total liabilities assumed	25,861	78,755
Total purchase price	$96,588	$610,828

Schedule of Intangible Assets Acquired as Part of Business Combinations
The following table summarizes (in thousands) the allocation of the purchase price among the identifiable intangible assets for the acquisitions of CyberCoders and Apex Systems:

		Identifiable Intangible Asset Value
		2013 Acquisition	2012 Acquisition
	Useful life	CyberCoders	Apex Systems
Contractor relationships	2 - 5 years	$4,000	$10,589
Customer relationships	2 - 10 years	860	92,147
Non-compete agreements	3 - 7 years	800	2,076
In-use software	6 years	18,900	—
Trademark subject to amortization	2 years	—	—
Trademarks	indefinite	13,300	146,743
Total identifiable intangible assets acquired		$37,860	$251,555

Schedule of Pro Forma Consolidated Results of Operations
The pro forma financial information is not necessarily indicative of the operating results that would have occurred if the acquisitions had been consummated as of the date indicated, nor are they necessarily indicative of future operating results.

	Year Ended December 31,
	2013	2012
	(unaudited)
Revenues	$1,582,699	$1,363,225
Income from continuing operations	$54,947	$49,022
Net income	$88,319	$58,213

Basic earnings per share:
Income from continuing operations	$1.03	$0.94
Net income	$1.65	$1.12

Diluted earnings per share:
Income from continuing operations	$1.01	$0.92
Net income	$1.62	$1.09

Weighted average number of shares outstanding	53,481	52,103
Weighted average number of shares and dilutive shares outstanding	54,555	53,190